Transition Period	12 Months Ended
Apr. 30, 2011
Transition Period
Transition Period
15.	Transition Period

On September 30, 2009, the Company's fiscal year end changed from the Saturday closest to the last day of January to the Saturday closest to the last day of April. Accordingly, the Company is presenting audited financial statements for the 13 week transition period ended May 2, 2009. The following table provides certain unaudited comparative financial information for the 13 weeks ended May 3, 2008.

	13 weeks ended
	May 2, 2009	May 3, 2008 (unaudited)
Sales	$1,105,152	1,155,882
Cost of sales and occupancy	773,491	807,915

Gross profit	331,661	347,967

Selling and administrative expenses	286,554	303,863
Depreciation and amortization	45,879	41,314
Pre-opening expenses	2,472	4,537

Operating loss	(3,244)	(1,747)
Interest (expense) income, net and amortization of deferred financing fees	(199)	807

Loss from continuing operations before taxes	(3,443)	(940)
Income taxes	(1,374)	(374)

Loss from continuing operations (net of income tax)	(2,069)	(566)
Loss from discontinued operations (net of income tax)	(654)	(1,658)

Net loss	(2,723)	(2,224)

Net loss attributable to noncontrolling interests	30	—

Net loss attributable to Barnes & Noble, Inc.	$(2,693)	(2,224)

Loss attributable to Barnes & Noble, Inc.
Loss from continuing operations	$(2,069)	(566)
Less loss attributable to noncontrolling interests	30	—

Net loss from continuing operations attributable to Barnes & Noble, Inc.	$(2,039)	(566)

Basic earnings per common share
Loss from continuing operations attributable to Barnes & Noble, Inc.	$(0.04)	(0.01)
Loss from discontinued operations attributable to Barnes & Noble, Inc.	(0.01)	(0.03)

Net loss attributable to Barnes & Noble, Inc.	$(0.05)	(0.04)

Diluted earnings per common share
Loss from continuing operations attributable to Barnes & Noble, Inc.	$(0.04)	(0.01)
Loss from discontinued operations attributable to Barnes & Noble, Inc.	(0.01)	(0.03)

Net loss attributable to Barnes & Noble, Inc.	$(0.05)	(0.04)

Weighted average common shares outstanding
Basic	54,759	57,614
Diluted	54,759	57,614
Dividends declared per common share	$0.25	0.15